SHARE CAPITAL (Details Narrative) - Warrants Exercise Price 7.00 [Member]	Apr. 27, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Issuance of warrants | shares	1,092,400
Warrants exercise price | $ / shares	$ 7.00